CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable capital lease arrangements
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

2012	5,466	—	—

Total minimum lease payments	5,466	—	—
Less: amount representing interest	(119)	—	—

Present value of remaining minimum lease payments	5,347	—	—